April 29, 2011
VIA EDGAR
Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Re:	AIM Investment Securities Funds (Invesco Investment Securities Funds) CIK No. 0000842790
Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933 (“1933 Act”), the undersigned certifies on behalf of AIM Investment Securities Funds (Invesco Investment Securities Funds) (the “Fund”) that the Prospectuses relating to Class A, Class B, Class C, Class Y and Institutional Class of Invesco Van Kampen Limited Duration Fund and the Statement of Additional Information relating to the Class A, Class B, Class C, Class R, Class Y and Institutional Class, as applicable, of Invesco High Yield Securities Fund, Invesco Van Kampen Core Plus Fixed Income Fund, Invesco Van Kampen Corporate Bond Fund, Invesco Van Kampen Government Securities Fund, Invesco Van Kampen High Yield Fund and Invesco Kampen Limited Duration Fund, that would have been filed under Rule 497(c) of the 1933 Act do not differ from those contained in Post-Effective Amendment No. 54 to the Fund’s Registration Statement on Form N-1A. Such Post-Effective Amendment No. 54 is the most recent Amendment to the Fund’s Registration Statement which was filed electronically with the Securities and Exchange Commission on April 28, 2011.
Please send copies of all correspondence with respect to the Amendment to the undersigned or contact me at (713) 214-7888.
Sincerely,

/s/ Peter A. Davidson
Peter A. Davidson
Counsel